Prepayments And Other Current Assets - Summary of Prepayments And Other Current Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Deferred Costs Capitalized Prepaid And Other Assets [Abstract]
Deductible input VAT	¥ 34,157	$ 5,235	¥ 37,254
Prepayments	14,773	2,267	14,217
Deferred IPO costs			9,686
Deposits	5,258	806	2,663
Interest receivables	2,016	309	7,194
Others	1,125	172	1,326
Prepayments and other Current Asset	¥ 57,329	$ 8,789	¥ 72,340